Business Acquisitions - Narrative (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended
	Dec. 31, 2021	Aug. 27, 2021	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2021
Certain Members Of Riggs Distler Management | Drum
Business Acquisition [Line Items]
Ownership percentage by noncontrolling owners			1.42%
Drum
Business Acquisition [Line Items]
Payments to acquire business		$ 822,200,000
Cash acquired from acquisition		1,900,000
Acquired gross contractual receivable		81,000,000
Acquired contractual receivable deemed uncollectible		12,000,000
Accounts receivable measurement period adjustments					$ 8,600,000
Measurement period adjustments				$ 6,300,000	6,300,000
Working capital adjustments, period post-acquisition				60 days
Incurred and expensed acquisition costs		14,000,000
Goodwill tax-deductible amount		$ 76,000,000
Questar Pipelines
Business Acquisition [Line Items]
Payments to acquire business	$ 1,545,000,000
Measurement period adjustments	25,900,000
Incurred and expensed acquisition costs	18,500,000			$ 18,500,000	18,500,000
Goodwill tax-deductible amount	935,100,000			935,100,000	935,100,000
Business combination consideration	1,576,000,000
Business combination consideration, transaction costs paid on behalf of seller	4,700,000
Debt instrument face amount	$ 430,000,000			$ 430,000,000	$ 430,000,000
Questar Pipelines | Term Loan Facility due December 30, 2022 | Loans Payable
Business Acquisition [Line Items]
Debt instrument face amount			$ 1,600,000,000
Debt Instrument, term			364 days